	Shares	Value
Common stocks: 95.20%
Australia: 6.11%
AMP Limited (Financials, Diversified financial services)	132,099	$ 119,656
Ampol Limited (Energy, Oil, gas & consumable fuels)	9,124	205,173
Aristocrat Leisure Limited (Consumer discretionary, Hotels, restaurants & leisure)	18,442	595,832
Aurizon Holdings Limited (Industrials, Road & rail)	501,079	1,409,929
Australia & New Zealand Banking Group Limited (Financials, Banks)	89,353	1,987,941
BlueScope Steel Limited (Materials, Metals & mining)	74,222	1,222,743
Brambles Limited (Industrials, Commercial services & supplies)	106,735	892,760
Coles Group Liimited (Consumer staples, Food & staples retailing)	30,950	396,304
Commonwealth Bank of Australia (Financials, Banks)	59,110	4,582,308
Computershare Limited (Information technology, IT services)	43,023	536,965
Crown Limited (Consumer discretionary, Hotels, restaurants & leisure) †	23,531	234,732
CSL Limited (Health care, Biotechnology)	17,835	3,975,112
Dexus Property Group (Real estate, Equity REITs)	96,264	770,299
Fortescue Metals Group Limited (Materials, Metals & mining)	88,398	1,507,390
Goodman Group (Real estate, Equity REITs)	80,240	1,195,696
Lendlease Corporation Limited (Real estate, Real estate management & development)	87,530	834,014
Macquarie Group Limited (Financials, Capital markets)	9,896	1,163,167
Magellan Financial Group Limited (Financials, Capital markets)	4,484	166,959
Medibank Private Limited (Financials, Insurance)	503,689	1,215,360
Mirvac Group (Real estate, Equity REITs)	314,319	680,887
National Australia Bank Limited (Financials, Banks)	109,953	2,296,224
Origin Energy Limited (Energy, Oil, gas & consumable fuels)	62,822	197,592
Qantas Airways Limited (Industrials, Airlines)	270,803	1,004,145
REA Group Limited (Communication services, Interactive media & services)	6,453	818,225
Rio Tinto Limited (Materials, Metals & mining)	24,569	2,330,029
Santos Limited (Energy, Oil, gas & consumable fuels)	21,180	112,334
Scentre Group (Real estate, Equity REITs)	398,257	841,225
SEEK Limited (Communication services, Interactive media & services)	8,315	198,967
Sonic Healthcare Limited (Health care, Health care providers & services)	19,921	534,734
South32 Limited (Materials, Metals & mining)	169,367	391,695
Stockland Corporation Limited (Real estate, Equity REITs)	231,102	830,210
Suncorp Group Limited (Financials, Insurance)	33,843	291,421
Sydney Airport Holdings Limited (Industrials, Transportation infrastructure) †	62,350	284,548
Tabcorp Holdings Limited (Consumer discretionary, Hotels, restaurants & leisure)	320,700	1,278,167
Telstra Corporation Limited (Communication services, Diversified telecommunication services)	211,919	570,156
Transurban Group (Industrials, Transportation infrastructure)	68,422	733,177
Treasury Wine Estates Limited (Consumer staples, Beverages)	53,683	485,851
Vicinity Centres (Real estate, Equity REITs)	662,146	803,956
Washington H. Soul Pattinson & Company Limited (Energy, Oil, gas & consumable fuels)	23,338	534,341
Wesfarmers Limited (Consumer discretionary, Multiline retail)	33,230	1,422,513
Westpac Banking Corporation (Financials, Banks)	129,477	2,641,074
Wisetech Global Limited (Information technology, Software)	8,991	192,686
Woolworths Group Limited (Consumer staples, Food & staples retailing)	31,263	1,010,058
		43,496,555
Austria: 0.10%
Erste Bank Der Oesterreichischen Sparkassen AG (Financials, Banks)	1,570	65,094
Raiffeisen Bank International AG (Financials, Banks)	5,243	125,122

Wells Fargo Factor Enhanced International Equity Portfolio  |  1

	Shares	Value
Austria: (continued)
Verbund AG (Utilities, Electric utilities)	1,631	$ 151,059
Voestalpine AG (Materials, Metals & mining)	8,131	365,678
		706,953
Belgium: 1.12%
Ageas NV (Financials, Insurance)	15,059	975,479
Anheuser-Busch InBev SA (Consumer staples, Beverages)	24,088	1,831,182
Colruyt SA (Consumer staples, Food & staples retailing)	5,158	314,244
Elia System Operator SA/NV (Utilities, Electric utilities)	799	87,009
KBC Group NV (Financials, Banks)	10,631	870,920
Proximus SA (Communication services, Diversified telecommunication services)	33,503	683,304
Sofina SA (Financials, Diversified financial services)	1,828	751,225
Solvay SA (Materials, Chemicals)	5,179	701,655
UCB SA (Health care, Pharmaceuticals)	8,282	778,872
Umicore SA (Materials, Chemicals)	16,594	999,838
		7,993,728
Canada: 9.35%
Alimentation Couche-Tard Incorporated Class B (Consumer staples, Food & staples retailing)	39,270	1,436,156
Altagas Limited (Energy, Oil, gas & consumable fuels)	76,500	1,518,538
ATCO Limited Class I (Utilities, Multi-utilities)	30,400	1,095,160
B2Gold Corporation (Materials, Metals & mining)	37,500	191,838
Bank of Montreal (Financials, Banks)	22,991	2,413,765
Barrick Gold Corporation (Materials, Metals & mining)	4,071	98,098
Bausch Health Companies Incorporated (Health care, Pharmaceuticals) †	32,700	1,051,337
BCE Incorporated (Communication services, Diversified telecommunication services)	7,086	352,291
Brookfield Asset Management Incorporated Class A (Financials, Capital markets)	19,328	972,600
CAE Incorporated (Industrials, Aerospace & defense) †	4,600	142,526
Canadian Apartment Properties (Real estate, Equity REITs)	12,700	581,148
Canadian Imperial Bank of Commerce (Financials, Banks)	18,874	2,225,727
Canadian National Railway Company (Industrials, Road & rail)	25,137	2,829,876
Canadian Natural Resources Limited (Energy, Oil, gas & consumable fuels)	35,700	1,236,741
Canadian Pacific Railway Limited (Industrials, Road & rail)	24,910	2,022,823
Canadian Tire Corporation Limited Class A (Consumer discretionary, Multiline retail)	9,500	1,625,943
Canadian Utilities Limited Class A (Utilities, Multi-utilities)	21,500	621,125
Cenovus Energy Incorporated (Energy, Oil, gas & consumable fuels)	60,600	492,104
CGI Incorporated (Information technology, IT services) †	12,365	1,105,230
Constellation Software Incorporated (Information technology, Software)	1,028	1,475,459
Emera Incorporated (Utilities, Electric utilities)	6,900	322,710
Empire Company Limited Class A (Consumer staples, Food & staples retailing)	16,400	561,215
Enbridge Incorporated (Energy, Oil, gas & consumable fuels)	63,000	2,423,418
Fairfax Financial Holdings Limited (Financials, Insurance)	600	281,810
First Quantum Minerals Limited (Materials, Metals & mining)	500	12,437
FirstService Corporation (Real estate, Real estate management & development)	5,800	940,973
Fortis Incorporated (Utilities, Electric utilities)	6,144	280,334
George Weston Limited (Consumer staples, Food & staples retailing)	4,800	469,848
Gildan Activewear Incorporated (Consumer discretionary, Textiles, apparel & luxury goods)	30,300	1,096,072

2  |  Wells Fargo Factor Enhanced International Equity Portfolio

	Shares	Value
Canada: (continued)
Great-West Lifeco Incorporated (Financials, Insurance)	16,400	$ 504,198
Hydro One Limited (Utilities, Electric utilities) 144A	7,000	178,122
iA Financial Corporation (Financials, Insurance)	12,900	742,253
IGM Financial Incorporated (Financials, Capital markets)	43,100	1,586,571
Imperial Oil Limited (Energy, Oil, gas & consumable fuels)	22,800	752,293
Intact Financial Corporation (Financials, Insurance)	2,875	390,394
Keyera Corporation (Energy, Oil, gas & consumable fuels)	29,600	734,089
Kinross Gold Corporation (Materials, Metals & mining)	44,600	361,437
Lundin Mining Corporation (Materials, Metals & mining)	17,600	188,959
Magna International Incorporated (Consumer discretionary, Auto components)	10,027	1,008,303
Manulife Financial Corporation (Financials, Insurance)	69,800	1,458,344
Metro Incorporated (Consumer staples, Food & staples retailing)	4,130	199,996
National Bank of Canada (Financials, Banks)	13,508	1,054,207
Northland Power Incorporated (Utilities, Independent power & renewable electricity producers)	7,900	264,325
Nutrien Limited (Materials, Chemicals)	9,800	609,473
Onex Corporation (Financials, Diversified financial services)	2,700	197,820
Open Text Corporation (Information technology, Software)	15,218	714,942
Open Text Corporation (Information technology, Software)	3,900	183,208
Pan American Silver Corporation (Materials, Metals & mining)	5,500	185,117
Parkland Corporation (Energy, Oil, gas & consumable fuels)	5,500	180,245
Pembina Pipeline Corporation (Energy, Oil, gas & consumable fuels)	352	11,378
Power Corporation of Canada (Financials, Insurance)	37,896	1,235,961
Quebecor Incorporated Class B (Communication services, Media)	23,600	641,354
Restaurant Brands International Incorporated (Consumer discretionary, Hotels, restaurants & leisure)	14,503	1,011,446
RioCan REIT (Real estate, Equity REITs)	27,700	487,023
Ritchie Bros. Auctioneers Incorporated (Industrials, Commercial services & supplies)	4,000	238,931
Rogers Communications Incorporated Class B (Communication services, Wireless telecommunication services)	12,537	647,268
Royal Bank of Canada (Financials, Banks)	47,931	4,984,142
Saputo Incorporated (Consumer staples, Food products)	15,700	544,799
Shopify Incorporated Class A (Information technology, IT services) †	2,400	2,984,817
Sun Life Financial Incorporated (Financials, Insurance)	27,658	1,489,761
Suncor Energy Incorporated (Energy, Oil, gas & consumable fuels)	21,900	505,782
TC Energy Corporation (Energy, Oil, gas & consumable fuels)	18,500	945,023
Tecl Rresources Limited Class B (Materials, Metals & mining)	37,100	915,177
Telus Corporation (Communication services, Diversified telecommunication services)	8,988	202,817
The Bank of Nova Scotia (Financials, Banks)	44,008	2,962,403
The Toronto-Dominion Bank (Financials, Banks)	58,818	4,239,297
Toromont Industries Limited (Industrials, Trading companies & distributors)	10,700	972,172
Yamana Gold Incorporated (Materials, Metals & mining)	33,700	176,583
		66,567,732
Denmark: 2.30%
A.P. Moller-Mærsk AS Class B (Industrials, Marine)	251	694,158
Ambu AS Class B (Health care, Health care equipment & supplies)	2,797	106,822
Carlsberg AS Class B (Consumer staples, Beverages)	6,105	1,123,251
Coloplast AS Class B (Health care, Health care equipment & supplies)	4,770	758,419
Danske Bank AS (Financials, Banks)	24,509	461,990
DSV Panalpina AS (Industrials, Air freight & logistics)	764	186,484
Genmab AS (Health care, Biotechnology) †	2,391	978,247
GN Store Nord AS (Health care, Health care equipment & supplies)	12,631	1,074,988

Wells Fargo Factor Enhanced International Equity Portfolio  |  3

	Shares	Value
Denmark: (continued)
Novo Nordisk AS Class B (Health care, Pharmaceuticals)	67,804	$ 5,366,436
Novozymes AS Class B (Materials, Chemicals)	2,972	217,215
Orsted AS (Utilities, Electric utilities) 144A	3,199	489,749
Pandora AS (Consumer discretionary, Textiles, apparel & luxury goods)	16,879	2,286,811
Rockwool International Class A (Industrials, Building products)	1,056	524,693
Tryg AS (Financials, Insurance)	2,482	58,995
Vestas Wind System AS Class A (Industrials, Electrical equipment)	31,495	1,233,316
William Demant Holding (Health care, Health care equipment & supplies) †	15,638	836,239
		16,397,813
Finland: 0.96%
Elisa Oyj (Communication services, Diversified telecommunication services)	903	53,550
Fortum Oyj (Utilities, Electric utilities)	3,426	99,015
Kesko Oyj Class B (Consumer staples, Food & staples retailing)	19,393	674,463
Kone Oyj Class B (Industrials, Machinery)	6,526	531,126
Neste Oil Oyj (Energy, Oil, gas & consumable fuels)	15,135	998,490
Nokia Oyj (Information technology, Communications equipment) †	144,848	755,997
Nordea Bank AB (Financials, Banks)	133,833	1,454,344
Orion Oyj Class B (Health care, Pharmaceuticals)	18,167	802,630
Sampo Oyj Class A (Financials, Insurance)	19,738	939,673
Stora Enso Oyj (Materials, Paper & forest products)	12,153	216,594
UPM-Kymmene Oyj (Materials, Paper & forest products)	2,817	107,625
Wartsila Oyj ABP (Industrials, Machinery)	15,851	214,267
		6,847,774
France: 8.91%
Air Liquide SA (Materials, Chemicals)	11,162	1,899,621
Amundi SA (Financials, Capital markets) 144A	1,507	134,061
Arkema SA (Materials, Chemicals)	1,877	248,919
Atos Origin SA (Information technology, IT services)	20,064	1,344,219
AXA SA (Financials, Insurance)	66,139	1,839,296
bioMerieux (Health care, Health care equipment & supplies)	1,511	174,604
BNP Paribas SA (Financials, Banks)	39,647	2,730,668
Bolloré SA (Industrials, Air freight & logistics)	201,970	1,046,742
Bouygues SA (Industrials, Construction & engineering)	18,692	761,090
Bureau Veritas SA (Industrials, Professional services) †	223	6,845
Capgemini SE (Information technology, IT services)	8,123	1,521,003
Carrefour SA (Consumer staples, Food & staples retailing)	82,301	1,676,044
CNP Assurances SA (Financials, Insurance)	43,743	804,670
Compagnie de Saint-Gobain SA (Industrials, Building products) †	27,070	1,820,199
Compagnie Generale des Etablissements Michelin SCA (Consumer discretionary, Auto components)	6,851	1,049,319
Covivio (Real estate, Equity REITs)	1,863	175,749
Credit Agricole SA (Financials, Banks)	25,228	378,462
Danone SA (Consumer staples, Food products)	22,244	1,585,753
Dassault Aviation SA (Industrials, Aerospace & defense)	1,168	1,468,471
Dassault Systemes SA (Information technology, Software)	2,230	513,282
Eiffage SA (Industrials, Construction & engineering)	1,858	205,231
Electricite de France SA (Utilities, Electric utilities)	19,331	273,567
Engie SA (Utilities, Multi-utilities)	81,220	1,214,870
Essilor International (Compagnie Generale d'Optique) (Consumer discretionary, Textiles, apparel & luxury goods)	2,917	507,176
Gecina SA (Real estate, Equity REITs)	1,835	293,585
Groupe Eurotunnel SE (Industrials, Transportation infrastructure)	15,791	249,369

4  |  Wells Fargo Factor Enhanced International Equity Portfolio

	Shares	Value
France: (continued)
Hermes International SA (Consumer discretionary, Textiles, apparel & luxury goods)	740	$ 1,032,337
Iliad SA (Communication services, Diversified telecommunication services)	1,239	203,669
Ipsen SA (Health care, Pharmaceuticals)	16,887	1,763,983
La Francaise Des Jeux SA (Consumer discretionary, Hotels, restaurants & leisure) 144A	18,131	1,023,686
Legrand SA (Industrials, Electrical equipment)	4,901	514,220
L'Oréal SA (Consumer staples, Personal products)	8,953	4,056,484
LVMH Moët Hennessy Louis Vuitton SE (Consumer discretionary, Textiles, apparel & luxury goods)	8,698	6,955,922
Orange SA (Communication services, Diversified telecommunication services)	71,598	914,661
Pernod-Ricard SA (Consumer staples, Beverages)	5,472	1,209,117
Publicis Groupe SA (Communication services, Media)	13,950	944,128
Remy Cointreau SA (Consumer staples, Beverages)	1,460	304,626
Renault SA (Consumer discretionary, Automobiles) †	6,823	283,930
Safran SA (Industrials, Aerospace & defense)	10,017	1,516,154
Sanofi SA (Health care, Pharmaceuticals)	43,885	4,707,228
Sartorius Stedim Biotech SA (Health care, Life sciences tools & services)	838	363,592
Schneider Electric SE (Industrials, Electrical equipment)	20,149	3,209,424
SCOR SE (Financials, Insurance) †	5,736	186,690
Societe Generale SA (Financials, Banks)	24,363	779,873
Sodexho Alliance SA (Consumer discretionary, Hotels, restaurants & leisure) †	9,309	899,521
Teleperformance SE (Industrials, Professional services)	2,538	973,366
Thales SA (Industrials, Aerospace & defense)	4,084	419,435
Total SA (Energy, Oil, gas & consumable fuels)	80,638	3,750,950
Valeo SA (Consumer discretionary, Auto components)	8,222	270,811
Veolia Environnement SA (Utilities, Multi-utilities)	19,164	604,804
Vinci SA (Industrials, Construction & engineering)	8,847	1,007,643
Vivendi SE (Communication services, Entertainment) †	45,039	1,642,192
		63,461,261
Germany: 7.10%
adidas AG (Consumer discretionary, Textiles, apparel & luxury goods)	5,762	2,103,374
Allianz AG (Financials, Insurance)	12,663	3,362,472
BASF SE (Materials, Chemicals)	26,679	2,184,638
Bayer AG (Health care, Pharmaceuticals)	28,800	1,834,677
Bayerische Motoren Werke AG (Consumer discretionary, Automobiles)	10,986	1,168,341
Beiersdorf AG (Consumer staples, Personal products)	2,577	305,767
Brenntag AG (Industrials, Trading companies & distributors)	8,442	793,507
Carl Zeiss Meditec AG (Health care, Health care equipment & supplies)	3,538	655,144
Continental AG (Consumer discretionary, Auto components)	3,972	589,279
Covestro AG (Materials, Chemicals) 144A	19,932	1,392,738
Daimler AG (Consumer discretionary, Automobiles)	36,272	3,389,931
Deutsche Bank AG (Financials, Capital markets) †	71,769	1,080,681
Deutsche Lufthansa AG (Industrials, Airlines) †	10,683	139,211
Deutsche Post AG (Industrials, Air freight & logistics)	40,986	2,786,405
Deutsche Telekom AG (Communication services, Diversified telecommunication services)	101,769	2,120,162
Deutsche Wohnen AG (Real estate, Real estate management & development)	6,747	429,811
E.ON SE (Utilities, Multi-utilities)	3,108	37,825
Evonik Industries AG (Materials, Chemicals)	3,587	128,907
Fresenius Medical Care AG & Company KGaA (Health care, Health care providers & services)	2,098	168,292

Wells Fargo Factor Enhanced International Equity Portfolio  |  5

	Shares	Value
Germany: (continued)
Fresenius SE & Company KGaA (Health care, Health care providers & services)	14,156	$ 770,858
GEA Group AG (Industrials, Machinery)	8,246	359,085
Heidelbergcement AG (Materials, Construction materials)	2,991	273,699
Hellofresh SE (Consumer discretionary, Internet & direct marketing retail) †	23,278	2,107,403
Henkel AG & Company KGaA (Consumer staples, Household products)	7,430	737,979
Hochtief AG (Industrials, Construction & engineering)	889	75,019
Infineon Technologies AG (Information technology, Semiconductors & semiconductor equipment)	30,226	1,224,275
Kion Group AG (Industrials, Machinery)	1,746	185,748
LANXESS AG (Materials, Chemicals)	8,419	629,955
LEG Immobilien AG (Real estate, Real estate management & development)	1,889	278,037
Merck KGaA (Health care, Pharmaceuticals)	10,275	1,849,405
MTU Aero Engines AG (Industrials, Aerospace & defense)	2,235	581,615
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	3,813	1,097,809
Nemetschek SE (Information technology, Software)	225	16,781
Puma AG Rudolf Dassler Sport (Consumer discretionary, Textiles, apparel & luxury goods)	3,478	397,914
RWE AG (Utilities, Multi-utilities)	23,612	898,074
SAP SE (Information technology, Software)	34,980	4,910,599
Siemens AG (Industrials, Industrial conglomerates)	27,271	4,486,182
Siemens Energy AG (Industrials, Electrical equipment) †	1,986	63,258
Siemens Healthineers AG (Health care, Health care equipment & supplies) 144A	8,907	502,894
TeamViewer AG (Information technology, Software) †	5,897	231,338
Uniper SE (Utilities, Independent power & renewable electricity producers)	42,790	1,572,191
United Internet AG (Communication services, Diversified telecommunication services)	21,254	887,179
Vonovia SE (Real estate, Real estate management & development)	4,463	280,284
Zalando SE (Consumer discretionary, Internet & direct marketing retail) 144A†	13,459	1,440,039
		50,528,782
Hong Kong: 2.96%
AIA Group Limited (Financials, Insurance)	353,000	4,693,992
ASM Pacific Technology (Information technology, Semiconductors & semiconductor equipment)	82,444	1,087,795
Bank of East Asia Limited (Financials, Banks)	199,400	408,517
BOC Hong Kong (Holdings) Limited (Financials, Banks)	131,000	482,753
Budweiser Brewing Company APAC Limited (Consumer staples, Beverages) 144A	96,466	331,874
CK Asset Holdings Limited (Real estate, Real estate management & development)	169,690	1,154,458
CK Hutchison Holdings Limited (Industrials, Industrial conglomerates)	243,570	1,939,546
CK Infrastructure Holdings Limited (Utilities, Electric utilities)	55,000	350,088
CLP Holdings Limited (Utilities, Electric utilities)	77,500	799,376
Galaxy Entertainment Group Limited (Consumer discretionary, Hotels, restaurants & leisure) †	53,000	443,550
Hang Lung Properties Limited (Real estate, Real estate management & development)	167,332	432,296
Hang Seng Bank Limited (Financials, Banks)	5,927	126,163
Henderson Land Development Company Limited (Real estate, Real estate management & development)	117,198	564,781
Hong Kong Exchanges & Clearing Limited (Financials, Capital markets)	37,200	2,288,302
Hong Kong Land Holdings Limited (Real estate, Real estate management & development)	94,500	463,050

6  |  Wells Fargo Factor Enhanced International Equity Portfolio

	Shares	Value
Hong Kong: (continued)
Hong Kong Telecommunications Trust & Hong Kong Trust Limited (Communication services, Diversified telecommunication services)	199,574	$ 272,582
Link REIT (Real estate, Equity REITs)	33,200	320,197
MTR Corporation Limited (Industrials, Road & rail)	84,500	478,524
New World Development Company Limited (Real estate, Real estate management & development)	29,493	160,179
PCCW Limited (Communication services, Diversified telecommunication services)	324,000	179,098
Sino Land Company (Real estate, Real estate management & development)	143,899	229,544
SJM Holdings Limited (Consumer discretionary, Hotels, restaurants & leisure)	73,000	83,432
Sun Hung Kai Properties Limited (Real estate, Real estate management & development)	56,000	874,538
Swire Pacific Limited Class A (Real estate, Real estate management & development)	42,978	334,481
Swire Properties Limited (Real estate, Real estate management & development)	14,600	44,021
Techtronic Industries Company Limited (Industrials, Machinery)	66,243	1,248,741
WH Group Limited (Consumer staples, Food products) 144A	350,000	301,705
Wharf Real Estate Investment Company Limited (Real estate, Real estate management & development)	52,296	316,705
Xinyi Glass Holdings Limited (Consumer discretionary, Auto components)	174,000	680,449
		21,090,737
Ireland: 0.60%
CRH plc (Materials, Construction materials)	28,172	1,475,519
DCC plc (Industrials, Industrial conglomerates)	9,497	807,043
Flutter Entertainment plc (Consumer discretionary, Hotels, restaurants & leisure) †	1,170	219,150
Kerry Group plc Class A (Consumer staples, Food products)	7,280	986,301
Kingspan Group plc (Industrials, Building products)	1,188	113,144
Smurfit Kappa Group plc (Materials, Containers & packaging)	13,206	701,815
		4,302,972
Israel: 0.63%
Bank Hapoalim BM (Financials, Banks) †	32,955	289,028
Bank Leumi Le-Israel (Financials, Banks) †	38,085	305,625
Check Point Software Technologies Limited (Information technology, Software) †	13,187	1,542,615
ICL Group Limited (Materials, Chemicals)	44,894	319,015
Israel Discount Bank Limited Class A (Financials, Banks) †	117,790	603,791
Mizrahi Tefahot Bank Limited (Financials, Banks) †	11,332	342,556
Nice Systems Limited ADR (Information technology, Software) †	4,890	1,088,201
		4,490,831
Italy: 1.51%
Assicurazioni Generali SpA (Financials, Insurance)	41,729	857,182
Atlantia SpA (Industrials, Transportation infrastructure) †	17,815	339,988
DiaSorin SpA (Health care, Health care equipment & supplies)	3,976	699,401
Enel SpA (Utilities, Electric utilities)	291,574	2,895,324
Eni SpA (Energy, Oil, gas & consumable fuels)	52,307	643,853
FinecoBank SpA (Financials, Banks) †	12,281	204,723
Intesa Sanpaolo SpA (Financials, Banks)	575,801	1,691,504
Mediobanca SpA (Financials, Banks) †	85,395	1,018,023
Moncler SpA (Consumer discretionary, Textiles, apparel & luxury goods)	701	49,615

Wells Fargo Factor Enhanced International Equity Portfolio  |  7

	Shares	Value
Italy: (continued)
Prysmian SpA (Industrials, Electrical equipment)	8,809	$ 304,325
Recordati SpA (Health care, Pharmaceuticals)	7,187	401,312
Snam SpA (Utilities, Gas utilities)	67,431	397,165
Telecom Italia SpA (Communication services, Diversified telecommunication services)	1,605,363	860,783
Terna SpA (Utilities, Electric utilities)	19,134	146,298
UniCredit SpA (Financials, Banks)	20,234	258,933
		10,768,429
Japan: 20.29%
Advantest Corporation (Information technology, Semiconductors & semiconductor equipment)	5,500	485,228
Aeon Mall Company Limited (Real estate, Real estate management & development)	6,400	102,496
Air Water Incorporated (Materials, Chemicals)	8,466	144,215
Ajinomoto Company Incorporated (Consumer staples, Food products)	16,850	392,428
Alfresa Holdings Corporation (Health care, Health care providers & services)	6,900	107,111
Amada Holdings Company Limited (Industrials, Machinery)	34,500	374,416
Asahi Breweries Limited (Consumer staples, Beverages)	24,500	1,188,920
Asahi Glass Company Limited (Industrials, Building products)	17,200	756,371
Asahi Kasei Corporation (Materials, Chemicals)	31,900	360,431
Astellas Pharma Incorporated (Health care, Pharmaceuticals)	40,500	649,158
Azbil Corporation (Information technology, Electronic equipment, instruments & components)	10,500	425,411
Bandai Namco Holdings Incorporated (Consumer discretionary, Leisure products)	8,300	596,986
Bridgestone Corporation (Consumer discretionary, Auto components)	11,100	494,288
Brother Industries Limited (Information technology, Technology hardware, storage & peripherals)	12,900	276,475
Calbee Incorporated (Consumer staples, Food products)	16,800	391,263
Central Japan Railway Company (Industrials, Road & rail)	2,700	405,486
Chiba Bank Limited (Financials, Banks)	18,800	122,384
Chubu Electric Power Company Incorporated (Utilities, Electric utilities)	34,800	416,168
Chugai Pharmaceutical Company Limited (Health care, Pharmaceuticals)	11,500	437,552
Concordia Financial Group Limited (Financials, Banks)	36,500	138,576
CyberAgent Incorporated (Communication services, Media)	73,800	1,472,170
Daifuku Company Limited (Industrials, Machinery)	1,500	130,013
Dai-ichi Life Holdings Incorporated (Financials, Insurance)	15,400	323,676
Daiichi Sankyo Company Limited (Health care, Pharmaceuticals)	32,500	749,215
Daikin Industries Limited (Industrials, Building products)	7,066	1,420,791
Daito Trust Construction Company Limited (Real estate, Real estate management & development)	9,800	1,071,589
Daiwa House Industry Company Limited (Real estate, Real estate management & development)	33,600	984,123
Daiwa Securities Group Incorporated (Financials, Capital markets)	38,800	225,449
DENSO Corporation (Consumer discretionary, Auto components)	7,100	487,468
Disco Corporation (Information technology, Semiconductors & semiconductor equipment)	700	214,139
Eisai Company Limited (Health care, Pharmaceuticals)	5,800	390,504
ENEOS Holdings Incorporated (Energy, Oil, gas & consumable fuels)	422,600	1,750,653
FANUC Corporation (Industrials, Machinery)	5,100	1,230,946
Fast Retailing Company Limited (Consumer discretionary, Specialty retail)	1,900	1,553,940
Fuji Electric Holdings Company Limited (Industrials, Electrical equipment)	25,900	1,223,845
FUJIFILM Holdings Incorporated (Information technology, Technology hardware, storage & peripherals)	7,200	497,677
Fujitsu Limited (Information technology, IT services)	12,800	2,092,448

8  |  Wells Fargo Factor Enhanced International Equity Portfolio

	Shares	Value
Japan: (continued)
GLP J-REIT (Real estate, Equity REITs)	132	$ 224,377
Hakuhodo DY Holdings Incorporated (Communication services, Media)	65,800	1,125,672
Hino Motors Limited (Industrials, Machinery)	120,400	1,152,095
Hirose Electric Company Limited (Information technology, Electronic equipment, instruments & components)	300	43,074
Hisamitsu Pharmaceutical Company Incorporated (Health care, Pharmaceuticals)	1,300	72,318
Hitachi Limited (Industrials, Industrial conglomerates)	34,300	1,816,259
Honda Motor Company Limited (Consumer discretionary, Automobiles)	51,100	1,613,464
Hoya Corporation (Health care, Health care equipment & supplies)	14,100	1,862,070
Idemitsu Kosan Company Limited (Energy, Oil, gas & consumable fuels)	30,700	730,919
Iida Group Holdings Company Limited (Consumer discretionary, Household durables)	18,100	489,269
Inpex Holdings Incorporated (Energy, Oil, gas & consumable fuels)	86,300	591,650
Isuzu Motors Limited (Consumer discretionary, Automobiles)	20,600	279,831
ITO EN Limited (Consumer staples, Beverages)	2,000	113,625
Itochu Corporation (Industrials, Trading companies & distributors)	37,600	1,138,595
Itochu Techno-Solutions Corporation (Information technology, IT services)	2,700	85,915
Japan Airlines Company Limited (Industrials, Airlines) †	5,000	114,080
Japan Post Hoding Company Limited (Financials, Insurance)	41,000	817,872
Japan Retail Fund Investment Corporation (Real estate, Equity REITs)	298	298,990
Japan Tobacco Incorporated (Consumer staples, Tobacco)	25,400	505,988
JFE Holdings Incorporated (Materials, Metals & mining)	33,000	447,672
JSR Corporation (Materials, Chemicals)	2,000	61,183
Kajima Corporation (Industrials, Construction & engineering)	54,300	756,398
Kakaku.com Incorporated (Communication services, Interactive media & services)	34,200	1,021,314
Kao Corporation (Consumer staples, Personal products)	8,500	523,303
KDDI Corporation (Communication services, Wireless telecommunication services)	54,800	1,870,489
Keio Corporation (Industrials, Road & rail)	2,300	146,584
Keyence Corporation (Information technology, Electronic equipment, instruments & components)	4,100	2,037,402
Kikkoman Corporation (Consumer staples, Food products)	5,100	338,499
Kirin Holdings Company Limited (Consumer staples, Beverages)	23,600	476,577
Kobayashi Pharmaceutical Company Limited (Consumer staples, Personal products)	2,900	257,432
KOEI TECMO Holdings Company Limited (Communication services, Entertainment)	1,600	75,313
Koito Manufacturing Company Limited (Consumer discretionary, Auto components)	2,100	139,191
Komatsu Limited (Industrials, Machinery)	36,800	1,113,365
Konami Holdings Corporation (Communication services, Entertainment)	3,300	213,921
KOSE Corporation (Consumer staples, Personal products)	3,300	528,192
Kubota Corporation (Industrials, Machinery)	26,500	613,070
Kyowa Hakko Kogyo Company Limited (Health care, Pharmaceuticals)	1,600	48,873
Kyushu Electric Power Company Incorporated (Utilities, Electric utilities)	14,000	114,590
Kyushu Railway Company (Industrials, Road & rail)	9,400	216,696
Lion Corporation (Consumer staples, Household products)	7,000	123,449
LIXIL Corporation (Industrials, Building products)	6,700	182,209
M3 Incorporated (Health care, Health care technology)	14,900	1,005,362
Makita Corporation (Industrials, Machinery)	5,400	258,114
Marubeni Corporation (Industrials, Trading companies & distributors)	111,100	999,379
Mazda Motor Corporation (Consumer discretionary, Automobiles) †	100,000	883,143
McDonald's Holdings Company Japan Limited (Consumer discretionary, Hotels, restaurants & leisure)	8,800	394,992

Wells Fargo Factor Enhanced International Equity Portfolio  |  9

	Shares	Value
Japan: (continued)
MediPal Holdings Corporation (Health care, Health care providers & services)	52,700	$ 1,007,602
Meiji Holdings Company Limited (Consumer staples, Food products)	4,200	261,556
Minebea Company Limited (Industrials, Machinery)	9,500	261,210
Mitsubishi Chemical Holdings Corporation (Materials, Chemicals)	45,900	373,017
Mitsubishi Corporation (Industrials, Trading companies & distributors)	12,000	329,512
Mitsubishi Electric Corporation (Industrials, Electrical equipment)	79,200	1,241,342
Mitsubishi Estate Company Limited (Real estate, Real estate management & development)	15,500	255,640
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	59,200	1,398,141
Mitsubishi Heavy Industries Limited (Industrials, Machinery)	4,600	142,102
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	336,600	1,934,680
Mitsui & Company Limited (Industrials, Trading companies & distributors)	52,200	1,161,294
Mitsui Chemicals Incorporated (Materials, Chemicals)	28,900	984,076
Mitsui Fudosan Company Limited (Real estate, Real estate management & development)	10,600	252,418
Mizuho Financial Group Incorporated (Financials, Banks)	85,070	1,321,728
Murata Manufacturing Company Limited (Information technology, Electronic equipment, instruments & components)	17,400	1,322,961
Nabtesco Corporation (Industrials, Machinery)	22,900	1,069,577
NEC Corporation (Information technology, IT services)	9,300	436,063
Nexon Company Limited (Communication services, Entertainment)	13,700	324,804
NGK Insulators Limited (Industrials, Machinery)	16,000	285,228
NH Foods Limited (Consumer staples, Food products)	30,200	1,222,188
Nidec Corporation (Industrials, Electrical equipment)	14,400	1,664,387
Nintendo Company Limited (Communication services, Entertainment)	4,000	2,475,349
Nippon Express Company Limited (Industrials, Road & rail)	27,300	2,214,622
Nippon Shinyaku Company Limited (Health care, Pharmaceuticals)	1,000	72,199
Nippon Steel Corporation (Materials, Metals & mining)	30,800	589,584
Nippon Telegraph & Telephone Corporation (Communication services, Diversified telecommunication services)	54,800	1,481,823
Nippon Yusen Kabushiki Kaisha (Industrials, Marine)	26,700	1,093,914
Nissan Chemical Industries Limited (Materials, Chemicals)	4,900	257,860
Nissan Motor Company Limited (Consumer discretionary, Automobiles) †	7,300	36,774
Nitori Holdings Company Limited (Consumer discretionary, Specialty retail)	1,000	173,396
Nitto Denko Corporation (Materials, Chemicals)	11,800	935,749
Nomura Holdings Incorporated (Financials, Capital markets)	109,200	601,999
Nomura Real Estate Holding Incorporated (Real estate, Real estate management & development)	32,800	863,339
Nomura Research Institute Limited (Information technology, IT services)	32,000	1,022,625
NSK Limited (Industrials, Machinery)	47,600	462,414
NTT Data Corporation (Information technology, IT services)	50,667	822,038
Obayashi Corporation (Industrials, Construction & engineering)	67,700	578,164
Olympus Corporation (Health care, Health care equipment & supplies)	36,300	777,326
Omron Corporation (Information technology, Electronic equipment, instruments & components)	4,400	350,125
Ono Pharmaceutical Company Limited (Health care, Pharmaceuticals)	24,700	565,018
Oracle Corporation (Japan) (Information technology, Software)	200	18,155
Oriental Land Company Limited (Consumer discretionary, Hotels, restaurants & leisure)	300	44,576
ORIX Corporation (Financials, Diversified financial services)	28,500	506,246
Otsuka Corporation (Information technology, IT services)	12,800	693,404
Otsuka Holdings Company Limited (Health care, Pharmaceuticals)	15,500	650,002
Pan Pacific International Holdings (Consumer discretionary, Multiline retail)	12,150	243,365
Panasonic Corporation (Consumer discretionary, Household durables)	76,500	875,151
PeptiDream Incorporated (Health care, Biotechnology) †	20,300	940,747

10  |  Wells Fargo Factor Enhanced International Equity Portfolio

	Shares	Value
Japan: (continued)
Persol Holdings Company Limited (Industrials, Professional services)	79,700	$ 1,558,662
Pigeon Corporation (Consumer staples, Household products)	4,400	127,191
Pola Orbis Holdings Incorporated (Consumer staples, Personal products)	48,700	1,273,423
Recruit Holdings Company Limited (Industrials, Professional services)	35,900	1,849,013
Resona Holdings Incorporated (Financials, Banks)	80,600	347,761
Rohm Company Limited (Information technology, Semiconductors & semiconductor equipment)	5,700	536,605
Santen Pharmaceutical Company Limited (Health care, Pharmaceuticals)	11,100	148,357
SBI Holdings Incorporated (Financials, Capital markets)	21,250	543,269
SCSK Corporation (Information technology, IT services)	15,000	897,255
Secom Company Limited (Industrials, Commercial services & supplies)	3,200	253,792
Sega Sammy Holdings Incorporated (Consumer discretionary, Leisure products)	6,150	79,062
Seiko Epson Corporation (Information technology, Technology hardware, storage & peripherals)	18,900	345,357
Sekisui House Limited (Consumer discretionary, Household durables)	3,200	67,651
Seven & I Holdings Company Limited (Consumer staples, Food & staples retailing)	23,000	1,015,405
SG Holdings Company Limited (Industrials, Air freight & logistics)	18,400	408,256
Shimadzu Corporation (Information technology, Electronic equipment, instruments & components)	2,700	96,240
Shimamura Company Limited (Consumer discretionary, Specialty retail)	26,600	2,557,436
Shimano Incorporated (Consumer discretionary, Leisure products)	400	91,246
Shimizu Corporation (Industrials, Construction & engineering)	19,700	161,065
Shin-Etsu Chemical Company Limited (Materials, Chemicals)	8,800	1,534,702
Shionogi & Company Limited (Health care, Pharmaceuticals)	5,600	286,590
Shizuoka Bank Limited (Financials, Banks)	74,100	595,040
SMC Corporation (Industrials, Machinery)	800	483,125
SoftBank Corporation (Communication services, Wireless telecommunication services)	72,300	929,792
SoftBank Group Corporation (Communication services, Wireless telecommunication services)	56,700	4,330,128
Sohgo Security Services Company Limited (Industrials, Commercial services & supplies)	3,800	178,176
Sompo Holdings Incorporated (Financials, Insurance)	20,900	843,155
Sony Corporation (Consumer discretionary, Household durables)	29,800	2,976,337
Square Enix Company Limited (Communication services, Entertainment)	5,500	295,944
Stanley Electric Company Limited (Consumer discretionary, Auto components)	1,200	36,218
Sumco Corporation (Information technology, Semiconductors & semiconductor equipment)	9,633	223,646
Sumitomo Chemical Company Limited (Materials, Chemicals)	6,000	33,487
Sumitomo Electric Industries Limited (Industrials, Electrical equipment)	15,700	243,144
Sumitomo Metal Mining Company Limited (Materials, Metals & mining)	23,900	1,072,981
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	49,600	1,818,539
Sumitomo Mitsui Trust Holdings Incorporated (Financials, Banks)	12,100	424,136
Sumitomo Realty & Development Company Limited (Real estate, Real estate management & development)	9,500	324,610
Sundrug Company Limited (Consumer staples, Food & staples retailing)	14,100	478,836
Suzuken Company Limited (Health care, Health care providers & services)	2,400	75,823
Suzuki Motor Corporation (Consumer discretionary, Automobiles)	17,233	757,038
Sysmex Corporation (Health care, Health care equipment & supplies)	4,000	416,625
T&D Holdings Incorporated (Financials, Insurance)	19,700	269,219
Taiheiyo Cement Corporation (Materials, Construction materials)	4,100	95,823
Taisei Corporation (Industrials, Construction & engineering)	16,500	585,128
Takeda Pharmaceutical Company Limited (Health care, Pharmaceuticals)	53,900	1,847,131

Wells Fargo Factor Enhanced International Equity Portfolio  |  11

	Shares	Value
Japan: (continued)
TDK Corporation (Information technology, Electronic equipment, instruments & components)	8,800	$ 1,115,273
Teijin Limited (Materials, Chemicals)	6,700	110,777
Terumo Corporation (Health care, Health care equipment & supplies)	6,800	263,803
The Bank of Kyoto Limited (Financials, Banks)	2,700	136,678
TIS Incorporated (Information technology, Software)	41,500	1,068,152
Tohoku Electric Power Company Incorporated (Utilities, Electric utilities)	27,900	227,854
Tokio Marine Holdings Incorporated (Financials, Insurance)	1,200	56,496
Tokyo Electron Limited (Information technology, Semiconductors & semiconductor equipment)	6,300	2,769,855
Tokyu Fudosan Holdings Corporation (Real estate, Real estate management & development)	86,500	522,142
Toppan Printing Company Limited (Industrials, Commercial services & supplies)	19,700	345,627
Toray Industries Incorporated (Materials, Chemicals)	95,000	631,142
Toshiba Corporation (Industrials, Industrial conglomerates)	41,700	1,765,421
Tosoh Corporation (Materials, Chemicals)	59,200	1,059,116
TOTO Limited (Industrials, Building products)	2,000	110,712
Toyo Suisan Kaisha Limited (Consumer staples, Food products)	6,700	273,283
Toyota Motor Corporation (Consumer discretionary, Automobiles)	65,500	5,447,649
Toyota Tsusho Corporation (Industrials, Trading companies & distributors)	17,800	816,789
Trend Micro Incorporated (Information technology, Software)	9,000	458,870
Unicharm Corporation (Consumer staples, Household products)	2,100	83,610
United Urban Investment Corporation (Real estate, Equity REITs)	480	688,742
USS Company Limited (Consumer discretionary, Specialty retail)	8,600	151,979
Yamada Denki Company Limited (Consumer discretionary, Specialty retail)	139,300	681,059
Yamaha Corporation (Consumer discretionary, Leisure products)	3,733	226,016
Yamaha Motor Company Limited (Consumer discretionary, Automobiles)	20,900	617,476
Yamato Holdings Company Limited (Industrials, Air freight & logistics)	21,200	580,981
Yaskawa Electric Corporation (Industrials, Machinery)	3,000	143,124
Yokogawa Electric Corporation (Information technology, Electronic equipment, instruments & components)	8,100	131,860
ZOZO Incorporated (Consumer discretionary, Internet & direct marketing retail)	55,300	1,893,094
		144,492,273
Luxembourg: 0.42%
ArcelorMittal SA (Materials, Metals & mining) †	59,263	1,914,747
Eurofins Scientific SE (Health care, Life sciences tools & services) †	7,336	786,164
SES SA FDR Class A (Communication services, Media)	13,866	115,522
Tenaris SA (Energy, Energy equipment & services)	12,466	142,227
		2,958,660
Netherlands: 4.59%
Adyen NV (Information technology, IT services) 144A†	510	1,183,015
Aegon NV (Financials, Insurance)	171,488	811,389
Airbus SE (Industrials, Aerospace & defense) †	17,493	2,303,838
Akzo Nobel NV (Materials, Chemicals)	10,508	1,340,342
ASM International NV (Information technology, Semiconductors & semiconductor equipment)	1,934	604,462
ASML Holding NV (Information technology, Semiconductors & semiconductor equipment)	14,269	9,610,201
CNH Industrial NV (Industrials, Machinery)	4,755	81,730
Davide Campari-Milano NV (Consumer staples, Beverages)	32,858	422,124
Exor NV (Financials, Diversified financial services)	3,827	330,039

12  |  Wells Fargo Factor Enhanced International Equity Portfolio

	Shares	Value
Netherlands: (continued)
Heineken Holding NV (Consumer staples, Beverages)	691	$ 69,939
Heineken NV (Consumer staples, Beverages)	3,998	478,468
ING Groep NV (Financials, Banks)	142,553	1,984,514
JDE Peet's NV (Consumer staples, Food products) †	2,037	80,358
Koninklijke Ahold Delhaize NV (Consumer staples, Food & staples retailing)	47,649	1,384,946
Koninklijke DSM NV (Materials, Chemicals)	5,930	1,091,932
Koninklijke KPN NV (Communication services, Diversified telecommunication services)	253,840	847,535
Koninklijke Philips NV (Health care, Health care equipment & supplies)	32,513	1,837,485
NN Group NV (Financials, Insurance)	21,755	1,106,265
Prosus NV (Consumer discretionary, Internet & direct marketing retail)	17,092	1,768,515
Qiagen NV (Health care, Life sciences tools & services) †	2,379	118,103
Randstad Holdings NV (Industrials, Professional services)	24,324	1,895,395
Stellantis NV (Consumer discretionary, Automobiles)	128,346	2,520,774
STMicroelectronics NV (Information technology, Semiconductors & semiconductor equipment)	7,630	285,273
Wolters Kluwer NV (Communication services, Media)	5,470	525,227
		32,681,869
New Zealand: 0.28%
Auckland International Airport Limited (Industrials, Transportation infrastructure) †	45,181	238,923
Fisher & Paykel Healthcare Corporation (Health care, Health care equipment & supplies)	9,261	195,960
Mercury Limited (Utilities, Electric utilities)	31,069	147,192
Meridian Energy Limited (Utilities, Independent power & renewable electricity producers)	13,804	51,498
Spark New Zealand Limited (Communication services, Diversified telecommunication services)	409,730	1,334,154
Xero Limited (Information technology, Software) †	58	5,832
		1,973,559
Norway: 0.76%
Den Norske Bank ASA (Financials, Banks)	47,957	1,068,037
Equinor ASA (Energy, Oil, gas & consumable fuels)	32,703	710,449
Gjensidige Forsikring ASA (Financials, Insurance)	29,432	662,862
Mowi ASA (Consumer staples, Food products)	20,720	539,369
Norsk Hydro ASA (Materials, Metals & mining)	95,586	619,257
Orkla ASA (Consumer staples, Food products)	58,104	606,121
Telenor ASA (Communication services, Diversified telecommunication services)	25,109	437,148
Yara International ASA (Materials, Chemicals)	14,093	751,582
		5,394,825
Portugal: 0.21%
Energias de Portugal SA (Utilities, Electric utilities)	176,044	1,025,726
Galp Energia SGPS SA (Energy, Oil, gas & consumable fuels)	39,996	501,631
		1,527,357
Singapore: 1.04%
CapitaLand Mall Trust (Real estate, Equity REITs)	272,550	422,478
DBS Group Holdings Limited (Financials, Banks)	59,713	1,373,060
Genting Singapore Limited (Consumer discretionary, Hotels, restaurants & leisure)	209,124	133,618
Mapletree Logistics Trust (Real estate, Equity REITs)	158,100	236,702

Wells Fargo Factor Enhanced International Equity Portfolio  |  13

	Shares	Value
Singapore: (continued)
Oversea-Chinese Banking Corporation Limited (Financials, Banks)	123,496	$ 1,167,259
Singapore Technologies Engineering Limited (Industrials, Aerospace & defense)	288,369	848,208
Singapore Telecommunications Limited (Communication services, Diversified telecommunication services)	228,900	418,857
Suntec REIT (Real estate, Equity REITs)	487,333	534,316
United Overseas Bank Limited (Financials, Banks)	48,886	971,436
UOL Group Limited (Real estate, Real estate management & development)	25,873	145,163
Wilmar International Limited (Consumer staples, Food products)	315,485	1,142,664
		7,393,761
Spain: 2.35%
Actividades de Construccion y Servicios SA (Industrials, Construction & engineering)	27,205	839,331
Aena SA (Industrials, Transportation infrastructure) 144A†	2,409	420,085
Banco Bilbao Vizcaya Argentaria SA (Financials, Banks)	264,574	1,653,825
Banco Santander Central Hispano SA (Financials, Banks)	621,573	2,615,400
CaixaBank SA (Financials, Banks)	162,101	561,592
Enagás SA (Utilities, Gas utilities)	40,666	955,602
Endesa SA (Utilities, Electric utilities)	41,729	1,203,464
Gas Natural SDG SA (Utilities, Gas utilities)	39,370	1,030,769
Grifols SA (Health care, Biotechnology)	11,016	306,955
Iberdrola SA (Utilities, Electric utilities)	224,052	3,088,754
Industria de Diseno Textil SA (Consumer discretionary, Specialty retail)	12,078	470,134
Red Eléctrica Corporacion SA (Utilities, Electric utilities)	11,974	239,760
Repsol SA (Energy, Oil, gas & consumable fuels)	98,470	1,316,549
Siemens Gamesa Renewable Energy SA (Industrials, Electrical equipment)	7,402	244,705
Telefónica SA (Communication services, Diversified telecommunication services)	362,334	1,781,752
		16,728,677
Sweden: 3.02%
Alfa Laval AB (Industrials, Machinery)	8,997	335,865
Assa Abloy AB Class B (Industrials, Building products)	11,741	362,234
Atlas Copco AB Class A (Industrials, Machinery)	18,029	1,102,910
Atlas Copco AB Class B (Industrials, Machinery)	6,608	344,797
Boliden AB (Materials, Metals & mining)	12,867	516,902
Electrolux AB Class B (Consumer discretionary, Household durables)	29,788	848,713
EPIROC AB Class A (Industrials, Machinery)	39,122	892,761
EPIROC AB Class B (Industrials, Machinery)	24,191	490,715
Ericsson LM Class B (Information technology, Communications equipment)	126,416	1,694,955
Essity Aktiebolag AB (Consumer staples, Household products)	6,123	212,060
Evolution Gaming Group (Consumer discretionary, Hotels, restaurants & leisure) 144A	9,442	1,761,702
Hexagon AB Class B (Information technology, Electronic equipment, instruments & components)	50,491	722,633
Husqvarna AB Class B (Consumer discretionary, Household durables)	40,512	597,619
ICA Gruppen AB (Consumer staples, Food & staples retailing)	166	8,142
Industrivarden AB Class A (Financials, Diversified financial services)	18,899	771,058
Investor AB (Financials, Diversified financial services)	36,932	849,234
Kinnevik AB (Financials, Diversified financial services)	8,326	301,692
Kinnevik AB B RED (Financials, Diversified financial services) †	26,741	505,571
Lundin Energy AB (Energy, Oil, gas & consumable fuels)	16,983	582,655
Sandvik AB (Industrials, Machinery)	39,473	1,050,978
Securitas AB Class B (Industrials, Commercial services & supplies)	83,954	1,375,955

14  |  Wells Fargo Factor Enhanced International Equity Portfolio

	Shares	Value
Sweden: (continued)
Skandinaviska Enskilda Banken AB Class A (Financials, Banks)	38,860	$ 502,354
Skanska AB Class B (Industrials, Construction & engineering)	23,857	674,557
SKF AB Class B (Industrials, Machinery)	29,598	801,954
Swedbank AB Class A (Financials, Banks)	27,314	501,669
Swedish Match AB (Consumer staples, Tobacco)	61,990	574,801
Tele2 AB Class B (Communication services, Wireless telecommunication services)	36,977	504,061
Telia Company AB (Communication services, Diversified telecommunication services)	100,249	445,463
Volvo AB Class B (Industrials, Machinery)	81,092	2,140,052
		21,474,062
Switzerland: 8.28%
ABB Limited (Industrials, Electrical equipment)	70,690	2,411,083
Adecco SA (Industrials, Professional services)	24,387	1,691,772
Alcon Incorporated (Health care, Health care equipment & supplies)	11,401	796,486
Baloise Holding AG (Financials, Insurance)	1,031	171,814
Clariant AG (Materials, Chemicals)	1,720	37,230
Coca-Cola HBC AG (Consumer staples, Beverages)	28,713	1,046,818
Compagnie Financière Richemont SA (Consumer discretionary, Textiles, apparel & luxury goods)	15,183	1,844,916
Credit Suisse Group AG (Financials, Capital markets)	86,333	945,776
EMS-Chemie Holdings AG (Materials, Chemicals)	405	380,461
Geberit AG (Industrials, Building products)	1,143	830,788
Givaudan SA (Materials, Chemicals)	51	228,210
Julius Bär Gruppe AG (Financials, Capital markets)	11,984	816,697
Kuehne & Nagel International AG (Industrials, Marine)	30	10,136
LafargeHolcim Limited (Materials, Construction materials)	13,937	835,445
Logitech International SA (Information technology, Technology hardware, storage & peripherals)	16,360	2,015,217
Lonza Group AG (Health care, Life sciences tools & services)	2,781	1,800,616
Nestle SA (Consumer staples, Food products)	101,813	12,577,480
Novartis AG (Health care, Pharmaceuticals)	82,990	7,344,084
Partners Group Holding AG (Financials, Capital markets)	807	1,220,145
Roche Holding AG (Health care, Pharmaceuticals)	23,325	8,183,847
Roche Holding AG (Health care, Pharmaceuticals)	3,041	1,150,137
Schindler Holding AG (Industrials, Machinery)	3,105	924,424
Schindler Holding AG (Industrials, Machinery)	713	207,361
SGS SA (Industrials, Professional services)	153	478,816
Sika AG (Materials, Chemicals)	3,697	1,192,329
Sonova Holding AG (Health care, Health care equipment & supplies) †	3,118	1,105,425
Straumann Holding AG (Health care, Health care equipment & supplies)	676	1,059,655
Swiss Life Holding AG (Financials, Insurance)	1,007	525,610
Swiss Reinsurance AG (Financials, Insurance)	6,861	664,209
Swisscom AG (Communication services, Diversified telecommunication services)	330	186,664
The Swatch Group AG (Consumer discretionary, Textiles, apparel & luxury goods)	6,911	478,661
The Swatch Group AG Class B (Consumer discretionary, Textiles, apparel & luxury goods)	3,705	1,342,779
UBS Group AG (Financials, Capital markets)	154,993	2,532,098
Zurich Insurance Group AG (Financials, Insurance)	4,556	1,918,129
		58,955,318

Wells Fargo Factor Enhanced International Equity Portfolio  |  15

	Shares	Value
United Kingdom: 12.05%
3i Group plc (Financials, Capital markets)	118,442	$ 2,089,321
Admiral Group plc (Financials, Insurance)	12,324	514,020
Anglo American plc (Materials, Metals & mining)	52,796	2,348,913
Ashtead Group plc (Industrials, Trading companies & distributors)	4,731	345,637
Associated British Foods plc (Consumer staples, Food products)	1,791	58,993
AstraZeneca plc (Health care, Pharmaceuticals)	45,489	5,194,154
Auto Trader Group plc (Communication services, Interactive media & services) 144A†	106,970	852,545
AVEVA Group plc (Information technology, Software)	2,059	102,242
Aviva plc (Financials, Insurance)	140,831	821,826
BAE Systems plc (Industrials, Aerospace & defense)	181,860	1,359,084
Barclays plc (Financials, Banks)	561,642	1,459,407
Barratt Developments plc (Consumer discretionary, Household durables)	43,252	464,287
BHP Group plc (Materials, Metals & mining)	90,378	2,722,959
BP plc (Energy, Oil, gas & consumable fuels)	644,176	2,798,770
British American Tobacco plc (Consumer staples, Tobacco)	81,980	3,156,357
BT Group plc (Communication services, Diversified telecommunication services) †	567,367	1,407,856
Bunzl plc (Industrials, Trading companies & distributors)	19,688	638,434
Coca-Cola European Partners plc (Consumer staples, Beverages)	7,335	443,914
Compass Group plc (Consumer discretionary, Hotels, restaurants & leisure) †	58,968	1,346,064
Diageo plc (Consumer staples, Beverages)	66,904	3,231,990
Direct Line Insurance Group plc (Financials, Insurance)	48,518	204,704
EVRAZ plc (Materials, Metals & mining)	226,790	2,052,110
Ferguson plc (Industrials, Trading companies & distributors)	7,227	982,954
GlaxoSmithKline plc (Health care, Pharmaceuticals)	145,369	2,773,091
Glencore plc (Materials, Metals & mining)	588,458	2,684,462
GVC Holdings plc (Consumer discretionary, Hotels, restaurants & leisure) †	61,234	1,433,420
Halma plc (Information technology, Electronic equipment, instruments & components)	3,176	117,368
Hikma Pharmaceuticals plc (Health care, Pharmaceuticals)	25,716	891,935
HSBC Holdings plc (Financials, Banks)	549,826	3,552,641
Imperial Tobacco Group plc (Consumer staples, Tobacco)	59,145	1,342,970
Intertek Group plc (Industrials, Professional services)	8,322	641,056
J Sainsbury plc (Consumer staples, Food & staples retailing)	259,345	977,540
Johnson Matthey plc (Materials, Chemicals)	20,126	869,993
Kingfisher plc (Consumer discretionary, Specialty retail)	269,453	1,377,767
Land Securities Group plc (Real estate, Equity REITs)	25,363	253,109
Legal & General Group plc (Financials, Insurance)	65,110	262,696
Lloyds Banking Group plc (Financials, Banks)	2,007,754	1,421,518
London Stock Exchange Group plc (Financials, Capital markets)	2,694	289,568
M&G plc (Financials, Diversified financial services)	166,472	577,628
Melrose Industries plc (Industrials, Electrical equipment)	173,276	424,677
Mondi plc (Materials, Paper & forest products)	12,886	348,645
National Grid plc (Utilities, Multi-utilities)	64,493	859,605
NatWest Group plc (Financials, Banks)	22,493	66,076
Next plc (Consumer discretionary, Multiline retail) †	8,943	1,035,369
NMC Health plc (Health care, Health care providers & services) ♦†	7,509	2,479
Ocado Group plc (Consumer discretionary, Internet & direct marketing retail) †	861	23,081
Persimmon plc (Consumer discretionary, Household durables)	16,508	740,304
Prudential plc (Financials, Insurance)	79,844	1,700,793
Reckitt Benckiser Group plc (Consumer staples, Household products)	28,396	2,566,189
RELX plc (Industrials, Professional services)	36,849	961,692
Rentokil Initial plc (Industrials, Commercial services & supplies)	14,640	98,438

16  |  Wells Fargo Factor Enhanced International Equity Portfolio

	Shares	Value
United Kingdom: (continued)
Rio Tinto plc (Materials, Metals & mining)	48,386	$ 4,163,967
Royal Dutch Shell plc Class A (Energy, Oil, gas & consumable fuels)	96,191	1,836,872
Royal Dutch Shell plc Class B (Energy, Oil, gas & consumable fuels)	82,884	1,509,833
Schroders plc (Financials, Capital markets)	9,823	495,857
Segro plc (Real estate, Equity REITs)	43,457	643,547
Severn Trent plc (Utilities, Water utilities)	12,467	433,998
Smith & Nephew plc (Health care, Health care equipment & supplies)	16,896	369,381
Smiths Group plc (Industrials, Industrial conglomerates)	19,168	421,499
Spirax-Sarco Engineering plc (Industrials, Machinery)	1,581	284,947
SSE plc (Utilities, Electric utilities)	50,400	1,102,918
Standard Chartered plc (Financials, Banks)	51,480	370,988
Standard Life Aberdeen plc (Financials, Capital markets)	78,684	307,077
Tesco plc (Consumer staples, Food & staples retailing)	276,497	876,012
The British Land Company plc (Real estate, Equity REITs)	31,337	226,807
The Sage Group plc (Information technology, Software)	54,618	508,938
Unilever plc (Consumer staples, Personal products)	98,058	5,881,557
United Utilities Group plc (Utilities, Water utilities)	20,691	288,821
Vodafone Group plc (Communication services, Wireless telecommunication services)	982,377	1,788,682
William Morrison Supermarkets plc (Consumer staples, Food & staples retailing)	318,623	799,670
WPP plc (Communication services, Media)	43,880	606,532
		85,808,554
United States: 0.26%
Venture Corporation Limited (Information technology, Electronic equipment, instruments & components)	10,000	145,633
West Fraser Timber Company Limited (Industrials, Professional services)	19,500	1,500,534
Yamazaki Baking Company Limited (Consumer staples, Food products)	12,600	190,316
		1,836,483
Total Common stocks (Cost $531,973,688)		677,878,965

	Dividend yield
Preferred stocks: 0.62%
Germany: 0.51%
Bayerische Motoren Werke AG (Consumer discretionary, Automobiles)	3.10%	2,807	256,382
Fuchs Petrolub SE (Materials, Chemicals)	2.29	2,519	129,445
Henkel AG & Company KGaA (Consumer staples, Household products)	2.24	14,609	1,684,581
Porsche Automobil Holding SE (Consumer discretionary, Automobiles)	2.34	9,247	1,030,198
Sartorius AG Vorzug (Health care, Health care equipment & supplies)	0.18	1,094	542,303
			3,642,909
Italy: 0.11%
Telecom Italia RSP (Communication services, Diversified telecommunication services)	6.11	1,281,926	733,318
Total Preferred stocks (Cost $3,502,754)			4,376,227

Wells Fargo Factor Enhanced International Equity Portfolio  |  17

		Yield	Shares	Value
Short-term investments: 2.36%
Investment companies: 2.36%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03%	16,808,212	$ 16,808,212
Total Short-term investments (Cost $16,808,212)				16,808,212
Total investments in securities (Cost $552,284,654)	98.18%			699,063,404
Other assets and liabilities, net	1.82			12,985,351
Total net assets	100.00%			$712,048,755

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
♠	The issuer is an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	$13,944,761	$57,288,269	$(54,424,818)	$0	$0	$16,808,212	2.36%	16,808,212	$881
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI EAFE Index	213	6-18-2021	$24,695,374	$24,889,050	$193,676	$0

18  |  Wells Fargo Factor Enhanced International Equity Portfolio

Notes to portfolio of investments—May 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On May 31, 2021, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Wells Fargo Factor Enhanced International Equity Portfolio  |  19

Notes to portfolio of investments—May 31, 2021 (unaudited)

Upon entering into futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

20  |  Wells Fargo Factor Enhanced International Equity Portfolio

Notes to portfolio of investments—May 31, 2021 (unaudited)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$43,496,555	$0	$0	$43,496,555
Austria	706,953	0	0	706,953
Belgium	7,993,728	0	0	7,993,728
Canada	66,364,915	202,817	0	66,567,732
Denmark	16,397,813	0	0	16,397,813
Finland	6,847,774	0	0	6,847,774
France	63,461,261	0	0	63,461,261
Germany	50,528,782	0	0	50,528,782
Hong Kong	21,090,737	0	0	21,090,737
Ireland	4,302,972	0	0	4,302,972
Israel	1,542,615	2,948,216	0	4,490,831
Italy	10,768,429	0	0	10,768,429
Japan	144,492,273	0	0	144,492,273
Luxembourg	2,958,660	0	0	2,958,660
Netherlands	32,681,869	0	0	32,681,869
New Zealand	1,973,559	0	0	1,973,559
Norway	5,394,825	0	0	5,394,825
Portugal	1,527,357	0	0	1,527,357
Singapore	7,393,761	0	0	7,393,761
Spain	16,728,677	0	0	16,728,677
Sweden	21,474,062	0	0	21,474,062
Switzerland	58,955,318	0	0	58,955,318
United Kingdom	85,806,075	2,479	0	85,808,554
United States	1,836,483	0	0	1,836,483
Preferred stocks
Germany	3,642,909	0	0	3,642,909
Italy	733,318	0	0	733,318
Short-term investments
Investment companies	16,808,212	0	0	16,808,212
	695,909,892	3,153,512	0	699,063,404
Futures contracts	193,676	0	0	193,676
Total assets	$696,103,568	$3,153,512	$0	$699,257,080
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of May 31, 2021, $3,374,220 was segregated as cash collateral for open futures contracts.
For the three months ended May 31, 2021, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Factor Enhanced International Equity Portfolio  |  21